SCHEDULE OF OTHER CURRENT RECEIVABLES (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Governmental institutes		$ 224	$ 225
Prepaid expenses		147	380
Grants receivables ()	[1]	134	117
Other receivables		26	120
Other current receivables		$ 531	$ 842

[1]	In 2023, the Company received a grant in an aggregate amount of approximately $87 from the European Horizon 2020 Program to aid in funding the Company’s research and development. The grant does not bear a royalty payment commitment nor is the grant refundable. The Company recorded an amount of $134 as grant receivables in other receivables as of December 31, 2023. as the participation by the European Horizon 2020 grant recorded in research and development expenses, net in total amount of $100 and $395 during the year ended on December 31, 2023, and 2022, respectively.